Quarterly Holdings Report
for

Fidelity® Growth Strategies Fund

February 28, 2021

FEG-QTLY-0421
1.797938.117

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 4.4%
Entertainment - 2.8%
Electronic Arts, Inc.	210,000	$28,134
Take-Two Interactive Software, Inc. (a)	340,000	62,716
		90,850
Interactive Media & Services - 1.6%
Bumble, Inc.	16,300	1,097
Match Group, Inc. (a)	324,300	49,569
		50,666

TOTAL COMMUNICATION SERVICES		141,516

CONSUMER DISCRETIONARY - 7.3%
Distributors - 1.1%
Pool Corp.	105,000	35,151
Hotels, Restaurants & Leisure - 0.6%
Domino's Pizza, Inc.	55,900	19,370
Household Durables - 1.4%
D.R. Horton, Inc.	114,500	8,802
Lennar Corp. Class A	66,100	5,484
NVR, Inc. (a)	1,650	7,426
Tempur Sealy International, Inc.	732,100	24,459
		46,171
Internet & Direct Marketing Retail - 1.6%
eBay, Inc.	207,100	11,685
Etsy, Inc. (a)	175,600	38,679
		50,364
Multiline Retail - 0.8%
Dollar General Corp.	143,000	27,026
Specialty Retail - 1.8%
AutoZone, Inc. (a)	14,200	16,471
Best Buy Co., Inc.	257,200	25,810
Tractor Supply Co.	63,003	10,015
Williams-Sonoma, Inc.	40,300	5,291
		57,587

TOTAL CONSUMER DISCRETIONARY		235,669

CONSUMER STAPLES - 4.6%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)	25,300	26,026
Brown-Forman Corp. Class B (non-vtg.)	303,099	21,696
		47,722
Food Products - 1.5%
Bunge Ltd.	161,000	12,329
Darling Ingredients, Inc. (a)	361,900	22,814
Lamb Weston Holdings, Inc.	144,663	11,540
The Hershey Co.	17,083	2,488
		49,171
Household Products - 1.4%
Church & Dwight Co., Inc.	450,000	35,438
Clorox Co.	52,200	9,451
Reynolds Consumer Products, Inc.	30,000	828
		45,717
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	24,400	6,975

TOTAL CONSUMER STAPLES		149,585

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Renewable Energy Group, Inc. (a)	64,000	4,977
FINANCIALS - 5.7%
Capital Markets - 4.8%
LPL Financial	48,400	6,367
MarketAxess Holdings, Inc.	84,900	47,199
Moody's Corp.	39,000	10,721
MSCI, Inc.	183,300	75,982
Nordnet AB	106,300	1,915
S&P Global, Inc.	28,800	9,486
Tradeweb Markets, Inc. Class A	38,900	2,832
		154,502
Insurance - 0.9%
Arthur J. Gallagher & Co.	158,200	18,952
Progressive Corp.	118,000	10,142
		29,094

TOTAL FINANCIALS		183,596

HEALTH CARE - 19.8%
Biotechnology - 0.0%
Natera, Inc. (a)	8,700	1,010
Health Care Equipment & Supplies - 11.2%
DexCom, Inc. (a)	147,651	58,733
Edwards Lifesciences Corp. (a)	100,600	8,360
Hologic, Inc. (a)	560,700	40,421
IDEXX Laboratories, Inc. (a)	97,000	50,456
Intuitive Surgical, Inc. (a)	13,000	9,578
Masimo Corp. (a)	130,000	32,595
Quidel Corp. (a)	102,200	16,787
ResMed, Inc.	471,511	90,898
West Pharmaceutical Services, Inc.	189,500	53,183
		361,011
Health Care Providers & Services - 0.6%
Laboratory Corp. of America Holdings (a)	84,000	20,152
Signify Health, Inc.	8,000	264
		20,416
Health Care Technology - 1.9%
Veeva Systems, Inc. Class A (a)	214,000	59,944
Life Sciences Tools & Services - 5.0%
Bio-Rad Laboratories, Inc. Class A (a)	25,500	14,905
Charles River Laboratories International, Inc. (a)	207,000	59,231
Joinn Laboratories China Co. Ltd. (H Shares) (b)	10,400	185
Mettler-Toledo International, Inc. (a)	57,000	63,615
PerkinElmer, Inc.	139,000	17,527
Sotera Health Co.	195,754	5,119
		160,582
Pharmaceuticals - 1.1%
Horizon Therapeutics PLC (a)	312,400	28,400
Royalty Pharma PLC	134,555	6,266
		34,666

TOTAL HEALTH CARE		637,629

INDUSTRIALS - 16.0%
Aerospace & Defense - 1.1%
TransDigm Group, Inc. (a)	61,000	35,177
Airlines - 0.8%
Southwest Airlines Co.	420,000	24,415
Building Products - 2.6%
Carrier Global Corp.	850,000	31,051
Fortune Brands Home & Security, Inc.	120,000	9,977
The AZEK Co., Inc.	495,000	21,834
Trane Technologies PLC	33,900	5,195
Trex Co., Inc. (a)	168,100	15,405
		83,462
Commercial Services & Supplies - 2.6%
Cintas Corp.	120,000	38,921
Copart, Inc. (a)	410,000	44,756
		83,677
Construction & Engineering - 0.2%
Quanta Services, Inc.	61,800	5,182
Electrical Equipment - 3.2%
AMETEK, Inc.	184,100	21,718
Atkore, Inc. (a)	122,800	8,307
Generac Holdings, Inc. (a)	124,300	40,964
Rockwell Automation, Inc.	138,000	33,573
		104,562
Industrial Conglomerates - 0.4%
Roper Technologies, Inc.	31,300	11,820
Machinery - 2.1%
IDEX Corp.	101,000	19,712
Otis Worldwide Corp.	326,000	20,769
Toro Co.	270,000	27,208
		67,689
Professional Services - 1.8%
CoStar Group, Inc. (a)	32,500	26,772
Verisk Analytics, Inc.	199,500	32,688
		59,460
Road & Rail - 1.2%
Old Dominion Freight Lines, Inc.	183,300	39,367

TOTAL INDUSTRIALS		514,811

INFORMATION TECHNOLOGY - 40.4%
Electronic Equipment & Components - 3.1%
Amphenol Corp. Class A	329,200	41,374
Keysight Technologies, Inc. (a)	153,000	21,653
Zebra Technologies Corp. Class A (a)	75,361	37,638
		100,665
IT Services - 5.8%
Adyen BV (a)(b)	1,394	3,253
Affirm Holdings, Inc. (c)	8,200	763
Black Knight, Inc. (a)	232,500	17,830
Booz Allen Hamilton Holding Corp. Class A	257,043	19,828
EPAM Systems, Inc. (a)	177,200	66,204
Global Payments, Inc.	41,000	8,118
Okta, Inc. (a)	151,172	39,524
Twilio, Inc. Class A (a)	80,700	31,705
		187,225
Semiconductors & Semiconductor Equipment - 12.1%
Analog Devices, Inc.	53,000	8,258
Array Technologies, Inc.	27,600	1,023
ASM International NV (Netherlands)	9,306	2,511
Broadcom, Inc.	16,900	7,941
Enphase Energy, Inc. (a)	174,000	30,634
Entegris, Inc.	574,000	60,391
Inphi Corp. (a)	165,048	27,165
KLA Corp.	310,500	96,637
Lam Research Corp.	79,000	44,808
Monolithic Power Systems, Inc.	43,700	16,367
NXP Semiconductors NV	85,200	15,553
Qorvo, Inc. (a)	20,903	3,652
Skyworks Solutions, Inc.	82,000	14,581
SolarEdge Technologies, Inc. (a)	131,036	39,089
Teradyne, Inc.	150,300	19,330
		387,940
Software - 19.4%
Adobe, Inc. (a)	22,600	10,389
ANSYS, Inc. (a)	158,882	54,177
Atlassian Corp. PLC (a)	210,000	49,917
C3.Ai, Inc. (c)	4,900	551
Cadence Design Systems, Inc. (a)	550,000	77,600
Coupa Software, Inc. (a)	126,500	43,802
Datadog, Inc. Class A (a)	37,500	3,578
DocuSign, Inc. (a)	55,700	12,625
Duck Creek Technologies, Inc. (a)(c)	30,000	1,419
Dynatrace, Inc. (a)	407,600	20,282
Fair Isaac Corp. (a)	5,000	2,288
Five9, Inc. (a)	134,100	24,841
Fortinet, Inc. (a)	290,500	49,051
Intuit, Inc.	22,000	8,583
Paycom Software, Inc. (a)	100,800	37,723
Proofpoint, Inc. (a)	64,800	7,836
Qualtrics International, Inc.	15,100	574
RingCentral, Inc. (a)	183,500	69,392
Slack Technologies, Inc. Class A (a)	623,000	25,499
Synopsys, Inc. (a)	218,300	53,529
The Trade Desk, Inc. (a)	88,238	71,066
		624,722

TOTAL INFORMATION TECHNOLOGY		1,300,552

MATERIALS - 0.5%
Chemicals - 0.5%
Corbion NV	71,900	4,086
Sherwin-Williams Co.	17,600	11,974
		16,060
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
SBA Communications Corp. Class A	25,000	6,378
TOTAL COMMON STOCKS
(Cost $1,816,349)		3,190,773

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.07% (d)	34,180,924	34,188
Fidelity Securities Lending Cash Central Fund 0.08% (d)(e)	2,790,792	2,791
TOTAL MONEY MARKET FUNDS
(Cost $36,977)		36,979
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,853,326)		3,227,752
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(8,271)
NET ASSETS - 100%		$3,219,481

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,438,000 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$8
Fidelity Securities Lending Cash Central Fund	6
Total	$14

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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